Property, equipment and software, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
5. Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer and electronic equipment	231,196	286,108
Office furniture and equipment	22,279	22,314
Leasehold improvement	39,266	32,418
Software	46,752	51,426

Total	339,493	392,266
Less: Accumulated depreciation and amortization 1	(227,096)	(250,921)

Property, equipment and software, net	112,397	141,345

1	Depreciation and amortization expenses for the years ended December 31, 2020, 2021 and 2022 was RMB51,780, RMB37,277 and RMB23,825 respectively.